PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	$ 287,607	$ 259,534
Less Accumulated Depreciation and Amortization	(58,847)	(47,282)
Property, Plant and Equipment, Net	228,760	212,252
Land
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	76,029	70,888
Buildings
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	163,038	154,039
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	1,838	1,483
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	15,627	15,574
Equipment and Software
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	10,728	11,094
Construction in Progress
Property, Plant and Equipment [Line Items]
Total Property, Plant and Equipment	20,347	6,456
Property, Plant and Equipment, Net	$ 228,760	$ 212,252